DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

A.	DESCRIPTION OF THE PLAN
The following brief description of the AECOM Retirement & Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document and the Summary Plan Description for more complete information.
General — The Plan is a defined contribution plan with a profit sharing component intended to qualify under Section 401(a) of the Internal Revenue Code (the "Code"), a cash or deferred arrangement intended to qualify under Sections 401(a) and 401(k) of the Code, and a non-leveraged employee stock ownership component intended to qualify under Sections 401(a), 409 and 4975(e)(7) of the Code, which is designed to invest primarily in shares of stock of the Company. It was established to provide benefits to eligible employees of AECOM (“AECOM” or the “Company”) and various participating affiliates. The Plan is administered by the AECOM Americas Benefits Administration Committee as authorized by AECOM. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Merrill, Lynch, Pierce, Fenner & Smith, Inc. serves as the recordkeeper of the Plan. Assets of the Plan are held by Bank of America, N.A., the trustee (the “Trustee”), except for certain investments. Assets in the separately managed accounts are held by Northern Trust Corporation; the Vanguard investment funds are held by The Vanguard Group; and the stable value fund is held at Fidelity Management Trust Company on behalf of the Trustee.

Each participant is entitled to exercise voting rights attributable to the Company shares allocated to his or her account and is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee votes for shares for which instructions have not been given by a participant in accordance with the trust agreement.
Eligibility — Eligible employees become eligible to participate in the Plan on their date of hire, and can enroll as soon as administratively feasible thereafter (“Eligible Employees,” as defined in the Plan document). If the Eligible Employee decides not to participate when they are first eligible, they may begin participating anytime, provided they are an Eligible Employee of the Company on that date.
Participant Contributions — Participants may voluntarily make pre-tax, Roth 401(k) and/or after-tax contributions in any combination. Pre-tax and Roth 401(k) contributions are limited to $23,500 for the calendar year 2025 per the Internal Revenue Service (“IRS”) limits. Contributions can be made in whole percentage increments up to 75 percent of eligible compensation, as defined in the Plan document. Participants who are 50 years of age and over may voluntarily make additional contributions on a pre-tax or to the extent permitted by applicable law, Roth 401(k) basis up to $7,500 for calendar year 2025 per IRS limits, which are counted as part of the Plan’s 75 percent limitation. If participants attain age 60 to 63 before the end of the 2025 calendar year, their total combined pre-tax catch-up contributions and Roth catch-up contributions may equal up to $11,250 for the 2025 calendar year. Participants also may contribute amounts representing rollovers from individual retirement accounts and/or other qualified plans. If participants are highly-compensated employees, the maximum contribution percentage may be subject to further limitation.
The Plan provides for an automatic enrollment feature for Eligible Employees. A participant’s contribution under the automatic enrollment feature will be a pre-tax contribution equal to one percent of his or her eligible compensation until either a participant elects to discontinue or change his or her election.
Participant Accounts — Each participant’s account is credited with the participant’s contributions and rollovers, Company contributions, and allocations of Plan investment earnings or losses. Allocations are based on participant earnings or account balances, as defined by the Plan document. Certain administration fees are paid from the participant’s account. The benefit to which a participant is entitled is the benefit that may be provided from the participant’s vested account.
Employer Contributions — The participants’ pre-tax and Roth 401(k) contributions made to the Plan are matched 50% by the Company up to 6% of eligible compensation. Participants’ after-tax contributions are not eligible for the
Company match. The Company’s annual match is allocated 50% to the participant’s selected investment allocations and 50% to AECOM common stock. Participants can transfer their account balance invested in AECOM common stock to other investment options and make withdrawals, subject to certain Plan and legal restrictions. In order to receive the annual match, participants must generally be employed on the last day of the Plan year. Notwithstanding the foregoing, participants covered by a collective bargaining agreement ("CBA"), government contract, or specific project agreement are eligible for a Company match (if any) as described in the applicable CBA, government contract, or specific project agreement.

Vesting — Participants’ contributions and rollovers, and the earnings thereon, are at all times vested in such participants’ accounts. Vesting in the Company contributions and associated earnings is based on years of continuous service. A participant vests in the Company contributions and associated earnings over a three-year period (33% after one year of service, 67% after two years of service, and 100% after three years of service). In addition, participants who are employees become fully vested upon attaining age 65, becoming disabled or deceased while employed at the Company, or upon termination of the Plan. Notwithstanding the foregoing, different vesting requirements may apply to (i) participants covered by a CBA, government contract, or specific project agreement, or (ii) participants acquired or terminated in connection with a corporate transaction.

The portion of a participant’s account balance that is not vested upon termination of employment is forfeited at the time the participant receives a distribution or as of the end of the Plan year in which the participant incurs five consecutive One-Year Breaks in Service, as defined in the Plan document, whichever occurs first. These unvested forfeited Company contributions and associated earnings are accumulated in the forfeiture account and are available to reduce subsequent Company contributions.
During the year ended December 31, 2025, forfeitures of approximately $1.2 million were used to offset the Company match for 2025. As of December 31, 2025 and 2024, the balance in the forfeiture account was $0.0 million and $0.0 million, respectively.
Investment Options — Upon enrollment in the Plan, a participant is allowed to direct the investment of his or her account into a variety of diversified investment funds offered by the Plan. If a participant is automatically enrolled in the Plan or otherwise has not selected an investment to invest his or her contributions to the Plan, those contributions are invested in a target date fund, as determined by the AECOM Americas Retirement Plan Investment Committee. Participants may change their selection of investments at any time.
One of the investment options offered under the Plan consists of shares of AECOM common stock, which is an employee stock ownership plan as defined in Section 4975(e)(7) of the Code within the Plan. In December 2021, AECOM initiated a dividend program on its shares of common stock. As a stockholder of AECOM common stock through the AECOM common stock fund, the Plan will receive dividends. The Plan will allocate the dividends to accounts of participants, which hold shares of AECOM common stock within the AECOM common stock fund, as of the dividend record date. The dividend will be deposited in the AECOM common stock fund unless the participant elects to receive it in cash outside of the Plan. Dividends deposited into the AECOM common stock fund account are reinvested to purchase more shares of AECOM common stock, which can be held or diversified into other investment funds in the Plan. The declaration and payment of dividends are subject to the sole discretion of the Company’s board of directors.
Notes Receivable from Participants — Active participants may obtain loans from their vested account balances provided they meet the Plan’s eligibility requirements. The minimum loan amount permitted is $1,000; the maximum is the lesser of $50,000 or 50% of the participant’s vested account balance. The interest rates are no less than 1% over the prime rate as published in The Wall Street Journal, in effect on the first business day of the month in which the loan application is made. Notes receivable from participants bear interest at rates that range from 4.25% to 9.50% at December 31, 2025 and 2024. The repayment period of such loans cannot exceed five years, unless the proceeds are used to buy the participant’s principal residence, in which case longer terms, up to twenty years, are allowed. These loans are secured by a promissory note from the participant and his or her vested interest in the Plan.
Distributions — Generally, distributions are made upon a participant’s election after a participant terminates employment, becomes disabled, dies, or turns age 59-1/2 (in the event of death, payment shall be made to his or her beneficiary or, if none, to his or her surviving spouse, civil union partner, or state-registered domestic partner or, if none, to his or her legal representatives in care of his or her estate). A partial or complete distribution may be made in a lump-sum in the form of cash or in-kind distribution (in case of Company shares). Distributions may also be made in monthly, quarterly, semi-annual, or annual installments, or in a direct rollover distribution. Distribution options for members of certain acquired companies, provided in previously merged plans, were grandfathered in as a protected benefit. In addition, withdrawals of specific contributions or coverage of certain qualified expenses resulting from an emergency, disaster, hardship, or the birth or adoption of a child may be permitted from vested amounts during employment.